Related Party Transactions - Schedule of Related Parties Transactions (Details)	12 Months Ended
Dec. 31, 2024
Shanghai Machinemind Intelligent Technology Co., Ltd. [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	An entity which the Group holds 18% equity interests
Zhejiang Baiqianyin Network Technology Co., Ltd (“Zhejiang Baiqianyin”) [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	An entity which has a common director of the Board of Directors with the Group
Shanghai Shenghan [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	An entity which the Group holds 16.56% equity interests
Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”) [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group
Jiaxing Sound Core Intelligent Technology Co., LTD [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	An entity which Shanghai Shenghan holds 20% equity interests
Hui Yuan [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	Chairman of the board, one of the major shareholders holding 10.24% (excluded the preferred shares) equity interests of the Company
Jiaxing Chiyu Investment Partnership (limited Partnership) [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	A predecessor shareholder which holds 5.44% equity interests of the Company
Haiyin Capital Investment (International) Limited [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	A predecessor shareholder which holds 5.18% equity interests of the Company
Zhizhen Guorui [Member]
Schedule of Related Parties Transactions [Line Items]
Relationship	An entity which the Group holds 26% equity interests